Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2017 item customer	Dec. 31, 2016 item customer	Dec. 31, 2015 item customer
Accounts payable risk
Concentration and risks
Number of major suppliers | item	1	1
Revenues
Concentration and risks
Number of major customers | customer	0	1	1
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk		19.00%	19.00%
Accounts Receivable, net
Concentration and risks
Number of major customers | customer	2	3
Accounts Receivable, net | Customer risk | Customer A
Concentration and risks
Significant credit risk	13.00%	37.00%
Accounts Receivable, net | Accounts receivable risk | Customer B
Concentration and risks
Significant credit risk	32.00%	14.00%
Accounts Receivable, net | Accounts receivable risk | Customer C
Concentration and risks
Significant credit risk		10.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	2	3	3
Costs and expenses | Supplier risk | Supplier I
Concentration and risks
Significant credit risk	13.00%
Costs and expenses | Supplier risk | Supplier IV
Concentration and risks
Significant credit risk	14.00%
Accounts payable | Accounts payable risk | Supplier VI
Concentration and risks
Significant credit risk	31.00%
Predecessor | Costs and expenses | Supplier risk | Supplier I
Concentration and risks
Significant credit risk		20.00%	25.00%
Predecessor | Costs and expenses | Supplier risk | Supplier II
Concentration and risks
Significant credit risk		14.00%	12.00%
Predecessor | Costs and expenses | Supplier risk | Supplier III
Concentration and risks
Significant credit risk			12.00%
Predecessor | Costs and expenses | Supplier risk | Supplier IV
Concentration and risks
Significant credit risk		16.00%
Predecessor | Accounts payable | Accounts payable risk | Supplier V
Concentration and risks
Significant credit risk		11.00%